Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees (Details) - Dec. 31, 2021 - Property Management Fees
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
2022	¥ 31,757	$ 4,983
2023	27,233	4,273
2024	13,890	2,180
2025	13,851	2,174
2026 and thereafter	30,077	4,720
Future minimum payments under non-cancelable agreements	¥ 116,808	$ 18,330